Fees Summary	Jan. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 78,750,000.00
Previously Paid Amount	0.00
Total Fee Amount	10,875.37
Total Offset Amount	0.00
Net Fee	$ 10,875.37